Other Payables and Accrued Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Other Payables and Accrued Liabilities
Value added tax and other taxes payable	¥ 170,079	$ 26,327	¥ 80,098
Accrued payroll	59,644	9,233	38,821
Service fee payable (1)	7,458	1,154	13,639
Payables related to office rental and property management fee	26,968	4,175	10,308
Contingent liabilities related to legal proceedings (2)	1,300	201	9,037
Equity purchase payable (3)	3,990	618	6,300
Other current liabilities	9,258	1,434	10,684
Other payables and accrued liabilities	¥ 278,697	$ 43,142	¥ 168,887